Warrants (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant Liability, Beginning	$ 4,798,727	$ 1,943,883	$ 1,242,120	$ 138,100
Issued	0	0	200,000	34,441
Warrant Redemption	0	(118,838)		2,223,718
Change in Fair Value	(1,161,520)	2,973,682	501,763	(1,154,139)
Warrant Liability, Ending	3,637,207	4,798,727	1,943,883	1,242,120
Series A Warrants [Member]
Warrant Liability, Beginning	554,727	327,883	358,120	112,500
Issued	0	0	0	0
Warrant Redemption	0	(118,838)		1,132,092
Change in Fair Value	(85,520)	345,682	(30,237)	(886,472)
Warrant Liability, Ending	469,207	554,727	327,883	358,120
Class K Warrants [Member]
Warrant Liability, Beginning	4,244,000	1,616,000	884,000	22,700
Issued	0	0	200,000	25,350
Warrant Redemption	0	0		835,950
Change in Fair Value	(1,076,000)	2,628,000	532,000	0
Warrant Liability, Ending	$ 3,168,000	4,244,000	1,616,000	884,000
Class J Warrants [Member]
Warrant Liability, Beginning		0	0	2,900
Issued			0	0
Warrant Redemption				150,275
Change in Fair Value			0	(153,175)
Warrant Liability, Ending			0	0
Class M Warrants [Member]
Warrant Liability, Beginning		$ 0	0	0
Issued			0	9,091
Warrant Redemption				105,401
Change in Fair Value			0	(114,492)
Warrant Liability, Ending			$ 0	$ 0